Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Securities held to maturity, fair values	$ 152,566	$ 211,498
Mortgage loans held for sale recorded at fair value	$ 97,273	$ 0
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	31,917,385	31,917,385
Treasury stock, shares	2,130,841	2,427,640